(LOSS) EARNING PER SHARE - Schedule of antidilutive securities (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2023
Share options
(LOSS) EARNING PER SHARE
Antidilutive securities excluded from computation of earnings per share	196,422	258,986
RSUs
(LOSS) EARNING PER SHARE
Antidilutive securities excluded from computation of earnings per share	4,302,552	2,483,079
2026 Convertible Notes
(LOSS) EARNING PER SHARE
Antidilutive securities excluded from computation of earnings per share		66,086,640
2027 Convertible Notes
(LOSS) EARNING PER SHARE
Antidilutive securities excluded from computation of earnings per share	147,018,680	136,363,636
2030 Convertible Notes
(LOSS) EARNING PER SHARE
Antidilutive securities excluded from computation of earnings per share	187,636,364